Securities - Amortized cost and fair value of available-for-sale securities by contractual maturity (Details 1) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Available-for-sale, amortized cost
Within one year	$ 603,023
One to five years	10,444,404
Five to ten years	23,175,106
After ten years	27,377,188
Available-for-sale securities, amortized cost, subtotal	61,599,721
Mortgage-backed securities, amortized cost	49,486,337
Available-for-sale securities, amortized cost	111,086,058	110,999,045
Available-for-sale securities, fair value
Within one year	608,746
One to five years	10,830,048
Five to ten years	22,915,139
After ten years	26,285,009
Available-for-sale Securities, fair value, subtotal	60,638,942	63,431,342
Mortgage-backed securities, fair value	48,345,655	51,956,481
Available-for-sale securities	$ 108,984,597	$ 115,387,823